CLASS A ORDINARY SHARES (Details)								12 Months Ended
	May 01, 2024 shares	Mar. 29, 2024 USD ($) $ / shares shares	Mar. 15, 2023 USD ($) $ / shares shares	Jun. 14, 2021 USD ($) $ / shares shares	Apr. 05, 2021 Vote ¥ / shares	Dec. 26, 2019 shares	Dec. 10, 2019 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥)	Mar. 28, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2021 shares	Apr. 05, 2021 USD ($) $ / shares shares	Jun. 30, 2020 shares	May 21, 2020 shares	Dec. 10, 2019 ¥ / shares shares
CLASS A ORDINARY SHARES.
Reverse stock split ratio	0.056	0.056						0.2	0.2
Number of ordinary share in lieu of the fractional share, the shareholder was entitled to receive		1
Ordinary shares, shares outstanding	7,927,132
Number of ordinary shares called for by warrants																1,680,000	911,112
Placement agent's fees and other estimated offering expenses								$ 4,700,000	¥ 30,408,264
Percentage transfer of profit to statutory reserves								10.00%	10.00%
Transfer of profit to statutory reserves up to certain percentage of registered capital								50.00%	50.00%
Appropriated retained earnings								$ 572,163			¥ 4,148,929		¥ 4,148,929
Post 2024 Reverse Stock Split
CLASS A ORDINARY SHARES.
Number of ordinary shares called for by warrants																93,333	50,617
Class A ordinary shares
CLASS A ORDINARY SHARES.
Reverse stock split ratio	0.056	0.056					0.2
Ordinary shares, shares authorized		500,000,000						500,000,000		150,000,000	500,000,000		500,000,000		150,000,000
Par value (in dollars per share) | (per share)		$ 0.0001	$ 0.0925	$ 0.0925	¥ 0.62			$ 0.0001		$ 0.0925		$ 0.0001			$ 0.0925
Number of ordinary share in lieu of the fractional share, the shareholder was entitled to receive						23,049,639
Ordinary shares, shares outstanding	141,703,218					4,611,720		2,306,295			2,306,295		1,704,766
Authorized share capital | $		$ 58,000								$ 15,725,000					$ 15,725,000
Number of votes | Vote					1
Stock issuance (in shares)			8,827,500	6,014,102
Number of ordinary shares called for by warrants			10,002,500					863,333			863,333		7,950,769	8,814,102
Class A ordinary shares | Post 2024 Reverse Stock Split
CLASS A ORDINARY SHARES.
Ordinary shares, shares authorized															8,333,333
Par value (in dollars per share) | $ / shares			$ 1.67	$ 1.67											$ 1.67
Number of ordinary share in lieu of the fractional share, the shareholder was entitled to receive						1,280,536
Ordinary shares, shares outstanding						256,207
Stock issuance (in shares)			490,417	334,117
Number of ordinary shares called for by warrants			555,694					47,963			47,963		441,710	489,673
Class A ordinary shares | Minimum
CLASS A ORDINARY SHARES.
Ordinary shares, shares authorized							20,000,000											20,000,000
Par value (in dollars per share) | $ / shares							$ 0.0185
Class A ordinary shares | Maximum
CLASS A ORDINARY SHARES.
Ordinary shares, shares authorized							100,000,000											100,000,000
Par value (in dollars per share) | (per share)							$ 0.0925											¥ 0.62
Class A ordinary shares | Maximum | Post 2024 Reverse Stock Split
CLASS A ORDINARY SHARES.
Par value (in dollars per share) | $ / shares							$ 1.67
Class B ordinary shares
CLASS A ORDINARY SHARES.
Reverse stock split ratio								0.056	0.056
Ordinary shares, shares authorized		80,000,000						80,000,000		20,000,000	80,000,000		80,000,000		20,000,000
Par value (in dollars per share) | (per share)		$ 0.0001			¥ 0.62			$ 0.0001		$ 0.0925		$ 0.0001			$ 0.0925
Ordinary shares, shares outstanding								7,100,000			7,100,000		4,100,000
Authorized share capital | $															$ 1,850,000
Number of votes | Vote					15
Pre-funded warrants
CLASS A ORDINARY SHARES.
Stock issuance (in shares)			1,175,000	2,800,000
Number of ordinary shares called for by warrants			10,002,500	8,814,102
Gross proceeds | $			$ 8,000,000.0	$ 55,000,000.0
Pre-funded warrants | Post 2024 Reverse Stock Split
CLASS A ORDINARY SHARES.
Stock issuance (in shares)			65,278	155,556
Number of ordinary shares called for by warrants			555,694	489,673